Acquisition and Development of Generation Facilities - Upton Solar Development (Detail) - Successor $ in Millions	9 Months Ended
Sep. 30, 2017 USD ($) MWh
Payments to Acquire Other Productive Assets | $	$ 129
Luminant Generation Company LLC [Member] | Upton County 2 Solar Facility [Member]
Electricity Generation Facility Capacity | MWh	180